COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
23.   COMMITMENTS AND CONTINGENCIES

The General Manager insures the legal liability risks for the Company's shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

The Company has claims for unpaid charter hire owed by (i) Titan Petrochemicals Limited with respect to its bare boat charters of the Titan Venus and Mayfair, and (ii) Hong Xiang with respect to its time charter of the Golden Zhejiang. The Company is also seeking recovery of damages for the remaining periods of these charter contracts. The aggregate amount of these claims is approximately $59 million.

In December 2013, the Company received $756,000 from Sanko as a partial settlement of a $17 million claim for unpaid charter hire and claims of the Battersea. The Company received approximately $170,000 from Sanko in the first quarter of 2014 as a final settlement of this claim.

In August 2012, the VLCC Hampstead was contracted to be sold to an unrelated third party, but the sale was not completed due to the buyer's default, and the Company retained the deposit received in the amount of $2.4 million. The Company has received notice of a claim for return of the deposit amount plus accrued interest.

Except as described above, to the best of the Company's knowledge, there are no legal or arbitration proceedings existing or pending which have had or may have significant effects on the Company's financial position or profitability and no such proceedings are pending or known to be contemplated.

At December 31, 2013, the Company has purchase commitments of $185.5 million relating to its four Capesize newbuilding contracts with expected payments of $24.4 million and $161.1 million in 2014 and 2015, respectively.